Expense Example - Kurv Equity Option Income ETF [Member]	Jul. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	$ 397